Securitisations - Transfers of financial assets that do not result in derecognition (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	£ 234,167	£ 222,215
Liabilities carrying amount	(137,146)	(128,408)
Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	6,150	1,303
Assets Fair value	6,530	1,423
Liabilities carrying amount	(1,557)	(1,225)
Liabilities fair value	(1,480)	(1,219)
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise to extent of continuing involvement	828	249
Credit cards, unsecured and other retail lending | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	5,324	1,262
Assets Fair value	5,761	1,382
Liabilities carrying amount	(1,537)	(1,225)
Liabilities fair value	(1,460)	(1,219)
Mortgage Loans | Loans and advances at amortised cost | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	496	0
Assets Fair value	439	0
Liabilities carrying amount	(20)	0
Liabilities fair value	(20)	0
Mortgage Loans | Financial assets at fair value through the income statement | Securitisation vehicles
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets carrying amount	330	41
Assets Fair value	330	41
Liabilities carrying amount	0	0
Liabilities fair value	£ 0	£ 0